Goodwill and Intangible Assets Disclosure: Schedule of Intangible Assets and Goodwill (Tables)	6 Months Ended
Feb. 28, 2017
Tables/Schedules
Schedule of Intangible Assets and Goodwill

	February 28, 2017	August 31, 2016
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Goodwill	5,000	5,000
Less Amortization	(423,873)	(378,785)
Total Intangible Net	$ 1,157,719	$ 1,202,807